Cover	Sep. 19, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2019
Entity File Number	001-13779
Entity Registrant Name	W. P. Carey Inc.
Entity Central Index Key	0001025378
Entity Tax Identification Number	45-4549771
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	50 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	492-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WPC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false